FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 13          -          FINANCIAL INSTRUMENTS

A.	Hedging Activities:

The Company enters into forward contracts, and currency options to hedge its balance sheet exposure as well as certain future cash flows in connection with certain operating expenses (mainly payroll expense) and forecast transactions which are expected to be denominated in New Israeli Shekel ("NIS"). The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli banks, credit risk is considered immaterial. The Company does not hold or issue derivatives for trading purposes. The notional amounts of the hedging instruments as of December 31, 2017 and December 31, 2016 were $54,341, and $54,789 respectively. The terms of all of these currency derivatives are less than one year.

B.	Derivative Instruments

The fair value of derivative contracts as of December 31, 2017 and December 31, 2016 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 7	2 0 1 6	2 0 1 7	2 0 1 6
Derivatives designated as hedging instruments in cash flow hedge	$138	$-	$-	$58

The impact of derivative instrument on total operating expenses in the year ended December 31, 2017, 2016 and 2015 was:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Gain (loss) on derivative instruments	$701	$50	$(1,205)